INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories Table
Inventories consisted of the following:

	March 31, 2016	December 31, 2015	March 31, 2015
	($ in millions)
Supplies	$73.7	$86.5	$40.2
Raw materials	88.0	91.5	63.6
Work in process	108.1	105.8	37.2
Finished goods	452.2	445.3	141.1
	722.0	729.1	282.1
LIFO reserve	(42.5)	(43.9)	(66.0)
Inventories, net	$679.5	$685.2	$216.1

	December 31,
	2015	2014
	($ in millions)
Supplies	$86.5	$39.2
Raw materials	91.5	63.3
Work in process	105.8	31.8
Finished goods	445.3	141.5
	729.1	275.8
LIFO reserves	(43.9)	(65.7)
Inventories, net	$685.2	$210.1